Registration Nos. 2-11522 811-173

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	⬜
Post-Effective Amendment No. 100	☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 59	☒

DODGE & COX FUNDS

(Exact Name of Registrant as Specified in Charter)

555 California Street, 40th Floor,

San Francisco, CA 94104

(Address of Principal Executive Office)

Registrant's Telephone Number including Area Code: (415) 981-1710

Roberta R. W. Kameda, Esq., 555 California Street, 40th Floor, San Francisco, CA 94104

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒immediately upon filing pursuant to paragraph (b)

⬜	on	pursuant to paragraph (b)

⬜60 days after filing pursuant to paragraph (a)(1)

⬜	on	pursuant to paragraph (a)(1)

⬜75 days after filing pursuant to paragraph (a)(2)

⬜	on	pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

⬜This post-effective amendment designates a new effective date of a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Francisco and State of California on the 7th day of May, 2020.

DODGE & COX FUNDS

*By: /s/ Dana M. Emery Dana M. Emery President

(Principal Executive Officer)

*By: /s/ Roberta R. W. Kameda Roberta R. W. Kameda as attorney-in-fact**

Dodge & Cox Funds is organized under a Certificate of Trust dated February 10, 1998, a copy of which is on file with the Secretary of State of the State of Delaware. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant as provided in the Trust Instrument of the Registrant. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Dana M. Emery	President and Trustee	May 7, 2020
(Principal Executive Officer)
Dana M. Emery *

/s/ David H. Longhurst	Treasurer	May 7, 2020
David H. Longhurst*	(Principal Financial and
Accounting Officer)

/s/ Charles F. Pohl	Chairman and Trustee	May 7, 2020

Charles F. Pohl *
/s/ Caroline M. Hoxby	Trustee	May 7, 2020

Caroline M. Hoxby*
/s/ Thomas A. Larsen	Trustee	May 7, 2020
Thomas A. Larsen*
/s/ Ann Mather	Trustee	May 7, 2020

Ann Mather *
/s/ Robert B. Morris III	Trustee	May 7, 2020

Robert B. Morris III*
/s/ Gabriela Franco Parcella	Trustee	May 7, 2020

Gabriela Franco Parcella *

Signature	Title	Date
/s/ Gary Roughead	Trustee	May 7, 2020
Gary Roughead *
/s/ Mark E. Smith	Trustee	May 7, 2020

Mark E. Smith *
/s/ John B. Taylor	Trustee	May 7, 2020
John B. Taylor*

*By: /s/ Roberta R. W. Kameda Roberta R. W. Kameda Secretary as attorney-in-fact**

**Powers of Attorney incorporated by reference to Post-Effective Amendments No. 95 and 99.

INDEX TO EXHIBITS
Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

May 7, 2020

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: Dodge & Cox Funds:

File Nos. 2-11522 and 811-173

Dodge & Cox Stock Fund (S000011202; C000030875)

Dodge & Cox Global Stock Fund (S000022057; C000063339)

Dodge & Cox International Stock Fund (S000011203; C000030876)

Dodge & Cox Balanced Fund (S000011204; C000030877)

Dodge & Cox Income Fund (S000011205; C000030878)

Dodge & Cox Global Bond Fund (S000045260; C000140963)

Ladies and Gentlemen:

Attached for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended, is Post-Effective Amendment No. 100 to the Registration Statement on Form N-1A of Dodge & Cox Funds (the "Registrant"), consisting of six series (Dodge & Cox Stock Fund, Dodge & Cox Global Stock Fund, Dodge & Cox International Stock Fund, Dodge & Cox Balanced Fund, Dodge & Cox Income Fund, and Dodge & Cox Global Bond Fund series).

The Amendment is being filed to add as an exhibit Risk/Return Summary Information in Interactive Data Format relating to the above-named six series of the Registrant. Pursuant to Rule 485(b), the Registrant has designated on the facing sheet to the Registration Statement that the Amendment become effective immediately upon filing.

No fees are required in connection with this filing. Please contact me at (415) 274-9497 if you have any questions regarding this filing.

Sincerely,

/s/ Hsin Chau

Hsin Chau

Senior Counsel

Attachments